Summary of the main accounting policies: Additional information (Details) $ in Thousands, $ in Thousands, shares in Millions										1 Months Ended	12 Months Ended
	Oct. 07, 2024 MXN ($)	Oct. 07, 2024 USD ($)	Sep. 22, 2023 MXN ($)	Sep. 22, 2023 USD ($)	May 18, 2023 USD ($)	Oct. 20, 2022 MXN ($)	Oct. 20, 2022 USD ($)	Feb. 20, 2020 MXN ($)	May 15, 2008	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 MXN ($) $ / shares shares	Dec. 31, 2023 MXN ($) $ / shares shares	Dec. 31, 2022 MXN ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Feb. 20, 2020 USD ($)
Revenue From Regulated Services
Closing foreign exchange rate											20.79	16.92		20.79
Investment in joint venture accounted for by the equity method											$ 288,440	$ 296,199
Restricted cash and cash equivalents used for passenger facility charge authorized by FAA											$ 579,093	$ 360,880
Original concession period for operating rights									25 years		50 years
Concession period for operating rights											24 years
Applicable tax rate											30.00%	30.00%	30.00%
Deferred income tax recognized												$ 710,991
Controlling interest											$ 13,551,429	$ 10,203,713	$ 9,986,548
Weighted average number of ordinary shares outstanding | shares											300	300	300
Basic earnings per share | $ / shares											$ 45.17	$ 34.01	$ 33.29
Reimbursement of contributed capital	$ 255,167	$ 20,000	$ 255,167	$ 20,000		$ 2,113,113	$ 165,625
Dividends	$ 1,075,823	60,000	$ 1,225,463	69,000		$ 690,833	$ 34,375				$ 6,277,800	$ 5,979,000	$ 4,509,000
IT withholding to the company		$ 1,799		$ 3,053
Percentage of ownership interest in subsidiary	60.00%	60.00%	60.00%	60.00%		60.00%	60.00%
Remaining committed investment amount											$ 26,759,817
Aeropuerto Internacional de Bvaro AIB, S.A.S.
Revenue From Regulated Services
Percentage of stake agreed to be maintained					25.00%
Total estimated investment amount					$ 66,000
Initial investment amount					$ 17,800
Remaining committed investment amount														$ 48,100
Mortgage Guarantee Value For Initial Investment														$ 25,000
Percentage of ownership interest in associate											25.00%
Mexico
Revenue From Regulated Services
Restricted cash											$ 0	94,820
Applicable tax rate											30.00%
Puerto Rico (Aerostar)
Revenue From Regulated Services
Restricted cash											$ 1,464,532	$ 1,159,700
Applicable tax rate											10.00%
Colombia (Airplan)
Revenue From Regulated Services
Applicable tax rate										35.00%
Airport Development Group, LLC
Revenue From Regulated Services
Percentage Of Equity Interest Acquired								50.00%
Investment in joint venture accounted for by the equity method															$ 500
Avialliance partner
Revenue From Regulated Services
Percentage of profit sharing	40.00%	40.00%	40.00%	40.00%		40.00%	40.00%
Aeropuerto de Cancun, S. A. de C. V.
Revenue From Regulated Services
Investment in joint venture accounted for by the equity method								$ 10,556
Percentage of ownership interest in subsidiary											100.00%	100.00%	100.00%
Aerostar Airport Holdings, LLC
Revenue From Regulated Services
Restricted cash										$ 1,272,106	$ 2,043,625	$ 1,520,581	$ 1,272,106
Percentage of profit sharing	60.00%	60.00%	60.00%	60.00%		60.00%	60.00%
Percentage of ownership interest in subsidiary												60.00%	60.00%
Aerostar and Airplan
Revenue From Regulated Services
Deferred income tax recognized											$ 710,991
Airplan
Revenue From Regulated Services
Closing foreign exchange rate | $ / shares											211.33	227.92		211.33
Original concession period for operating rights									15 years		25 years
Applicable tax rate											35.00%	35.00%	35.00%
Percentage of ownership interest in subsidiary											100.00%
Aerostar
Revenue From Regulated Services
Closing foreign exchange rate | $ / shares											20.79	16.92		20.79
Restricted cash												$ 360,880
Restricted cash and cash equivalents used for passenger facility charge authorized by FAA											$ 579,093
Original concession period for operating rights											40 years
Concession period for operating rights											28 years
Applicable tax rate											10.00%	10.00%	10.00%
Percentage of ownership interest in subsidiary											60.00%
Aerostar | Puerto Rico (Aerostar)
Revenue From Regulated Services
Restricted cash											$ 1,464,532	$ 1,159,700
Minimum | Airplan
Revenue From Regulated Services
Original concession period for operating rights											15 years